As filed with the Securities and Exchange Commission on September 12, 2003
                                                              File No. 333-86921
                                                                       811-04721
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    Pre-Effective Amendment No.                                              [ ]
    Post-Effective Amendment No. 10                                          |X|
                                ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    Amendment No. 4                                                          |X|
                 ---

                        (Check appropriate box or boxes.)
                             ----------------------

                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)
                             ----------------------

                         Phoenix Life Insurance Company

                               (Name of Depositor)
                             ----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
              (Depositor's Telephone Number, including Area Code)
                             ----------------------

                             John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

                It is proposed that this filing will become effective (check appropriate box)
                [ ] immediately upon filing pursuant to paragraph (b) of
                    Rule 485
                [X] on September 22, 2003 pursuant to paragraph (b) of Rule 485 | | 60 days after filing pursuant to paragraph (a)(1) of
                    Rule 485
                [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
                If appropriate, check the following box:
                [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

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

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 10 ("Amendment") to the Registration Statement on Form N-6 for Phoenix Life Variable Universal Life Account is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 9 to September 22, 2003. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 9 as filed with the U.S. Securities and Exchange Commission on July 15, 2003 [Accession Number 0000949377-03-000596].

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485 of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 12th day of September, 2003.

                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ------------------------------------------------------------
                                           (Registrant)

               By:                 PHOENIX LIFE INSURANCE COMPANY
                    ------------------------------------------------------------
                                           (Depositor)

               By:
                    ------------------------------------------------------------
                                  *Dona D. Young, President and
                                     Chief Executive Officer



       ATTEST:               /s/John H. Beers
                -------------------------------------------
                    John H. Beers, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of September, 2003.

               SIGNATURE                     TITLE
               ---------                     -----

                                             Director
---------------------------------------
            *Sal H. Alfiero

                                             Director
---------------------------------------
           *Peter C. Browning

                                             Director
---------------------------------------
            *Arthur P. Byrne

                                             Director
---------------------------------------
          *Sanford Cloud, Jr.

                                             Director
---------------------------------------
           *Richard N. Cooper

                                             Director
---------------------------------------
            *Gordon J. Davis

                                             Director
---------------------------------------
           *Ann Maynard Gray

                                             Director
---------------------------------------
             *John E. Haire

                                             Director
---------------------------------------
          *Jerry J. Jasinowski

                                             Director
---------------------------------------
           *Thomas S. Johnson

                                             Director
---------------------------------------
          *Marilyn E. LaMarche

                                             Director
---------------------------------------
          *Robert G. Wilson

                                             Director, Chairman of the Board
---------------------------------------      President and Chief Executive
            *Dona D. Young                   Officer


By: /s/ Richard J. Wirth
    --------------------

*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's August 9, 2002 EDGAR filing on Form S-6 (File No. 333-86921). [Accession Number 0000949377-02-000477]














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